Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	PROFUNDS
Entity Central Index Key	0001039803
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 27, 2020
Document Effective Date	Apr. 29, 2020
Prospectus Date	May 01, 2020
GOVERNMENT MONEY MARKET PROFUND | GOVERNMENT MONEY MARKET PROFUND SERVICE CLASS
Prospectus:
Trading Symbol	MPSXX
GOVERNMENT MONEY MARKET PROFUND | GOVERNMENT MONEY MARKET PROFUND INVESTOR CLASS
Prospectus:
Trading Symbol	MPIXX